Investments in Hotel Properties, net (Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Investment in hotel properties, net
Land	$ 769,381	$ 670,362		$ 767,363
Buildings and improvements	4,129,884	4,062,810		4,092,971
Furniture, fixtures and equipment	503,156	504,806		480,612
Construction in progress	29,745	37,394		22,820
Condominium properties	12,093	12,091
Investments in hotel properties, net	5,444,259	5,287,463		5,375,667
Accumulated depreciation	(1,335,816)	(1,182,244)		(1,351,491)
Investments in hotel properties, net	4,108,443	4,105,219		$ 4,024,176
Cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes	3,500,000	3,600,000
Depreciation expense, including depreciation of assets under capital leases and discontinued hotel properties	$ 268,400	$ 257,900	$ 246,000